Restatement of Previously Issued Financial Statements (Tables)	9 Months Ended
Sep. 30, 2024
Accounting Changes and Error Corrections [Abstract]
Schedule of restatement adjustments in financial statements

Statement of Operations for the Nine months Ended September 30, 2023
	As Filed	Restatement Adjustments	As Restated

Revenue	$–	$–	$–

Cost of goods sold	–	–	–

Gross profit	–	–	–

Operating expenses:
Research and development	–	–	–
General and administrative	1,376,462	589,007	1,965,469
Depreciation and amortization	1,407	–	1,407
Total operating expenses	1,377,869	589,007	1,966,876

Loss from operations	(1,377,869)	(589,007)	(1,966,876)

Other income:
Interest income	–	–	–
Total other income	–	–	–

Net loss before income tax	(1,377,869)	(589,007)	(1,966,876)

Income tax benefit (expense)	–	–	–

Net loss	$(1,377,869)	$(589,007)	$(1,966,876)

Net loss per share attributable to common stockholders
Basic and diluted	$(0.41)	$(0.17)	$(0.59)

Weighted average common shares outstanding
Basic and diluted	3,337,402	–	3,337,402

Statements of Changes in Stockholders’ Equity – As Filed – For the Nine months Ended September 30, 2023

	Series B, Preferred Stock		Common Stock		Additional Paid-In	Stocks to be	Accumulated
	Shares	Value	Shares	Value	Capital	Issued	Deficit	Total
Balance, December 31, 2022	140	$1	3,392,250	$33,923	$4,714,041	$–	$(1,538,591)	$3,209,374

Issuance of common shares	–	–	75,005	750	(750)	–	–	–
Conversion to preferred shares	50	1	(250,000)	(2,500)	2,499	–	–	–
Net loss	–	–	–	–	–	–	(1,377,869)	(1,377,869)

Balance, September 30, 2023	190	$2	3,217,255	$32,173	$4,715,790	$–	$(2,916,460)	$1,831,505

Statements of Changes in Stockholders’ Equity – Restatement Adjustments – For the Nine months Ended September 30, 2023

	Series B, Preferred Stock		Common Stock		Additional Paid-In	Stocks to be	Accumulated
	Shares	Value	Shares	Value	Capital	Issued	Deficit	Total
Balance, December 31, 2022	–	$–	–	$–	$–	$–	$(10,993)	$(10,993)

Issuance of common shares	–	–	–	–	600,000	–	–	600,000
Conversion to preferred shares	–	–	–	–	–	–	–	–
Net loss	–	–	–	–	–	–	(589,007)	(589,007)

Balance, September 30, 2023	–	$–	–	$–	$600,000	$–	$(600,000)	$–

Statements of Changes in Stockholders’ Equity – As Restated – For the Nine months Ended September 30, 2023

	Series B, Preferred Stock		Common Stock		Additional Paid-In	Stocks to be	Accumulated
	Shares	Value	Shares	Value	Capital	Issued	Deficit	Total
Balance, December 31, 2022	140	$1	3,392,250	$33,923	$4,714,041	$–	$(1,549,584)	$3,198,381

Issuance of common shares	–	–	75,005	750	599,250	–	–	600,000
Conversion to preferred shares	50	1	(250,000)	(2,500)	2,499	–	–	–
Net loss	–	–	–	–	–	–	(1,966,876)	(1,966,876)

Balance, September 30, 2023	190	$2	3,217,255	$32,173	$5,315,790	$–	$(3,516,460)	$1,831,505

Statement of Cash Flows for the Nine months Ended September 30, 2023

	As Filed	Restatement Adjustments	As Restated

Cash flows from operating activities:
Net loss	$(1,377,869)	$(589,007)	$(1,966,876)
Depreciation	1,407	–	1,407
Stock compensation expense	–	600,000	600,000
Change in assets and liabilities:
Accounts receivable	–	–	–
Deferred offering costs	(376,702)	376,702	–
Other current assets	33,750	–	33,750
Accounts payable and accrued expenses	(39,826)	(10,993)	(50,819)
Net cash used in operating activities	(1,759,240)	376,702	(1,382,538)

Cash flows from investing activities
Purchases of property and equipment	(3,164)	–	(3,164)
Net cash used in investing activities	(3,164)	–	(3,164)

Cash flows from financing activities:
Deferred offering costs	–	(376,702)	(376,702))
Net cash provided by financing activities	–	(376,702)	(376,702))

Net increase (decrease) in cash	(1,762,404)	–	(1,762,402)

Cash, beginning of period	3,099,422	–	3,099,422

Cash, end of period	$1,337,018	$–	$1,337,018

Supplemental disclosures of cash flow information:
Cash paid for interest	$–	$–	$–
Cash paid for income tax	$–	$–	$–